Financial Instruments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Ending Balance	$ 7,852
NIS [Member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance	39,109
Ending Balance	27,222	$ 39,109
Level 3 (Member) | NIS [Member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance	10,068	16,725
Fair value of warrants at issuance date	7,117
Purchase of long term investment	(3,179)
Changes in values of warrants exercisable into shares liability	(10,148)	(6,657)
Ending Balance	$ 3,858	$ 10,068